UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-22927

                Invesco Actively Managed Exchange-Traded Commodity Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

                                         Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Anna Paglia

President

3500 Lacey Road

                                          Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-983-0903

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b)	Not applicable.

Invesco Semi-Annual Report to Shareholders April 30, 2022
EVMT	Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF
PDBC	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF

2

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Funds have adopted and implemented a liquidity risk management program (the “Program”). The Program is reasonably designed to assess and manage the Funds’ liquidity risk, which is the risk that the Funds could not meet redemption requests without significant dilution of remaining investors’ interests in the Funds. The Board of Trustees of the Funds (the “Board”) has appointed Invesco Capital Management LLC (“Invesco”), the Funds’ investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco and its affiliates.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Funds’ liquidity risk that takes into account, as relevant to the Funds’ liquidity risk: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements; (4) the relationship between the Funds’ portfolio liquidity and the way in which, and the prices and spreads at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants; and (5) the effect of the composition of baskets on the overall liquidity of each Fund’s portfolio. The Liquidity Rule also requires the classification of each Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. Each Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, a Fund may not acquire an investment if, immediately after the acquisition, over 15% of such Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of such Fund’s assets.

At a meeting held on March 15, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund in existence during the Program Reporting Period and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that for the Fund then in existence during the Program Reporting Period:

●	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;

●	The Fund’s investment strategy remained appropriate for an open-end fund;

●	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;

●	The Fund did not breach the 15% limit on Illiquid Investments; and

●	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

3

Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF (EVMT)

April 30, 2022

(Unaudited)

Consolidated Schedule of Investments(a)

	Principal Amount	Value
U.S. Treasury Securities-18.69%
U.S. Treasury Bills-18.69%(b)
1.27%, 07/21/2022(c)	$ 1,000,000	$ 998,183
0.78%, 10/20/2022(c)	4,000,000	3,975,680

Total U.S. Treasury Securities (Cost $4,973,982)		4,973,863

	Shares
Money Market Funds-81.78%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.26%(d)(e)	21,000,030	21,000,030

	Shares	Value
Money Market Funds-(continued)
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class, 0.32%(d)(e)	763,384	$763,384

Total Money Market Funds (Cost $21,763,414)		21,763,414

TOTAL INVESTMENTS IN SECURITIES-100.47% (Cost $26,737,396)		26,737,277
OTHER ASSETS LESS LIABILITIES-(0.47)%		(124,418)

NET ASSETS-100.00%		$26,612,859

Notes to Consolidated Schedule of Investments:

(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	$4,973,863 was pledged as collateral to cover margin requirements for open futures contracts. See Note 2I.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$-	$21,000,030	$-	$-	$-	$21,000,030	$475
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class	-	2,024,836	(1,261,452)	-	-	763,384	13

Total	$-	$23,024,866	$(1,261,452)	$-	$-	$21,763,414	$488

(e) The rate shown is the 7-day SEC standardized yield as of April 30, 2022.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Cobalt Fastmarket	29	June-2022	$2,536,900	$4,344	$4,344
LME Copper	30	June-2022	7,327,125	(68,063)	(68,063)
LME Nickel	51	June-2022	9,715,500	(404,851)	(404,851)
LME Primary Aluminum	64	June-2022	4,869,200	(20,961)	(20,961)
SGX Iron Ore 62%	147	June-2022	2,157,519	101,209	101,209

Total Futures Contracts				$(388,322)	$(388,322)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

4

Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF (EVMT)–(continued)

April 30, 2022

(Unaudited)

Portfolio Composition

Risk Allocation* (% of the Fund’s Net Assets)

as of April 30, 2022

Asset Class	Risk Contribution by Base Metal
Commodities
	Nickel	36.73%
	Copper	27.30
	Aluminum	17.72
	Cobalt	9.91
	Iron Ore	8.34

*	Based on notional value of futures contracts.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

5

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)

April 30, 2022

(Unaudited)

Consolidated Schedule of Investments(a)

	Principal Amount	Value
U.S. Treasury Securities-22.58%
U.S. Treasury Bills-22.58%(b)
0.38%, 06/09/2022.	$300,000,000	$299,865,021
0.37%, 07/21/2022(c)	125,000,000	124,772,848
0.38%, 07/28/2022(c)	300,000,000	299,398,251
0.77%, 08/18/2022.	360,000,000	358,931,520
1.05%, 09/29/2022.	500,000,000	497,645,835
1.25%, 10/20/2022	125,000,000	124,240,000
1.37%, 10/27/2022(c).	300,000,000	297,982,668

Total U.S. Treasury Securities (Cost $2,003,659,434)		2,002,836,143

	Shares
Money Market Funds-71.12%
Invesco Government & Agency Portfolio, Institutional Class, 0.35%(d)(e)	5,375,187,798	5,375,187,798

	Shares	Value
Money Market Funds-(continued)
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class, 0.32%(d)(e)	931,428,804	$931,428,804

Total Money Market Funds (Cost $6,306,616,602)		6,306,616,602

TOTAL INVESTMENTS IN SECURITIES-93.70% (Cost $8,310,276,036)		8,309,452,745
OTHER ASSETS LESS LIABILITIES-6.30%		558,595,640

NET ASSETS-100.00%		$8,868,048,385

Notes to Consolidated Schedule of Investments:

(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	$273,855,000 was pledged as collateral to cover margin requirements for open futures contracts. See Note 2I.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,605,913,043	$4,975,662,226	$(3,206,387,471)	$-	$-	$5,375,187,798	$2,182,689
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class	567,944,988	4,582,389,532	(4,218,905,716)	-	-	931,428,804	347,824

Total	$4,173,858,031	$9,558,051,758	$(7,425,293,187)	$-	$-	$6,306,616,602	$2,530,513

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude Oil	2,612	July-2022	$279,849,680	$2,184,502	$2,184,502
Corn	3,127	July-2022	127,190,725	10,236,137	10,236,137
Gasoline RBOB	2,423	December-2022	278,004,359	6,596,892	6,596,892
Gold	742	June-2022	141,848,140	(4,194,207)	(4,194,207)
LME Copper	972	May-2022	237,471,750	1,552,782	1,552,782
LME Copper	309	December-2022	75,552,431	(4,348,453)	(4,348,453)
LME Primary Aluminum	3,546	May-2022	269,097,075	8,119,503	8,119,503

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

6

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)–(continued)

April 30, 2022

(Unaudited)

Open Futures Contracts–(continued)
Long Futures Contracts–(continued)	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
LME Primary Aluminum	1,126	December-2022	$85,590,075	$(8,920,831)	$(8,920,831)
LME Zinc	3,318	August-2022	340,157,212	48,311,977	48,311,977
Natural Gas	3,932	May-2023	172,732,760	1,833,294	1,833,294
NY Harbor ULSD	2,144	June-2022	361,740,826	60,567,066	60,567,066
Silver	275	July-2022	31,741,875	(2,476,277)	(2,476,277)
Soybean	1,596	November-2022	120,877,050	3,859,795	3,859,795
Sugar No. 11	4,518	October-2022	97,408,080	(497,863)	(497,863)
Wheat	2,466	July-2022	130,173,975	(1,660,331)	(1,660,331)
WTI Crude Oil	2,650	December-2022	247,324,500	642,384	642,384

Subtotal–Long Futures Contracts				121,806,370	121,806,370

Short Futures Contracts
Commodity Risk
LME Copper	972	May-2022	(237,471,750)	2,115,879	2,115,879
LME Copper	14	December-2022	(3,423,088)	28,825	28,825
LME Primary Aluminum	3,546	May-2022	(269,097,075)	5,163,559	5,163,559
LME Primary Aluminum	58	December-2022	(4,408,725)	18,449	18,449
LME Zinc	2,435	August-2022	(249,633,156)	(37,943,825)	(37,943,825)
Subtotal—Short Futures Contracts				(30,617,113)	(30,617,113)

Total Futures Contracts				$91,189,257	$91,189,257

		Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Commodity Risk
Citibank, N.A.	Receive	Citigroup Global Markets Limited Commodity Index	0.21%	Monthly	May-2022	$ 800,000,000	$–	$ 30,126,452	$ 30,126,452
Goldman Sachs International	Receive	Goldman Sachs Managed Commodity Strategy GSEBA001	0.22	Monthly	May-2022	1,100,000,000	–	41,241,919	41,241,919
Macquarie Bank Ltd.	Receive	Macquarie MQCP322E Managed Futures Index	0.21	Monthly	May-2022	1,200,000,000	–	45,218,096	45,218,096
Merrill Lynch International	Receive	Merrill Lynch MLBXIVMB Excess Return Index	0.22	Monthly	May-2022	900,000,000	–	34,080,010	34,080,010
Morgan Stanley Capital Services LLC	Receive	Morgan Stanley MSCYIZ01 Index	0.20	Monthly	May-2022	1,100,000,000	–	41,415,887	41,415,887
Royal Bank of Canada	Receive	RBC Enhanced Commodity PS01 Index	0.20	Monthly	May-2022	1,300,000,000	–	48,962,712	48,962,712

Total - Total Return Swap Agreements							$–	$241,045,076	$241,045,076

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $161,050,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components tables below include additional information regarding the underlying components of certain reference entities that are not publicly available.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

7

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)–(continued)

April 30, 2022

(Unaudited)

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Citigroup Global Markets Limited Commodity Index
	Long Futures Contracts
	Heating Oil	16.30%
	Brent Crude Oil	12.57
	RBOB Gasoline	12.50
	WTI Crude Oil	11.40
	Natural Gas	6.66
	Gold	6.35
	Corn	6.17
	Wheat	5.84
	Soybean	5.42
	Sugar	4.34
	Zinc	4.07
	Aluminium	3.71
	Copper	3.24
	Silver	1.43

	Total	100.00%

Goldman Sachs Managed
Commodity Strategy
GSEBA001
	Long Futures Contracts
	Heating Oil	16.69%
	Brent Crude Oil	12.58
	RBOB Gasoline	12.50
	WTI Crude Oil	11.41
	Gold	6.35
	Corn	6.17
	Natural Gas	6.11
	Wheat	5.85
	Soybean	5.42
	Sugar	4.34
	Zinc	4.07
	Aluminium	3.81
	Copper	3.27
	Silver	1.43

	Total	100.00%

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

8

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)–(continued)

April 30, 2022

(Unaudited)

Reference Entity Components–(continued)
Reference Entity	Underlying Components	Percentage
Macquarie MQC P322E Managed Futures Index
	Long Futures Contracts
	Heating Oil	16.26%
	Brent Crude Oil	12.57
	RBOB Gasoline	12.50
	WTI Crude Oil	11.40
	Natural Gas	6.69
	Gold	6.35
	Corn	6.17
	Wheat	5.84
	Soybean	5.42
	Sugar	4.34
	Zinc	4.07
	Aluminium	3.71
	Copper	3.25
	Silver	1.43

	Total	100.00%

Merrill Lynch MLBXIVMB
Excess Return Index
	Long Futures Contracts
	Heating Oil	16.60%
	Brent Crude Oil	12.80
	RBOB Gasoline	12.80
	WTI Crude Oil	11.60
	Gold	6.50
	Corn	6.30
	Wheat	6.00
	Soybean	5.50
	Natural Gas	4.70
	Sugar	4.40
	Zinc	4.20
	Aluminium	3.80
	Copper	3.30
	Silver	1.50

	Total	100.00%

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

9

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)–(continued)

April 30, 2022

(Unaudited)

Reference Entity Components–(continued)
Reference Entity	Underlying Components	Percentage
Morgan Stanley MSCYIZ01 Index
	Long Futures Contracts
	Heating Oil	16.25%
	Brent Crude Oil	12.57
	RBOB Gasoline	12.50
	WTI Crude Oil	11.41
	Natural Gas	6.69
	Gold	6.35
	Corn	6.17
	Wheat	5.84
	Soybean	5.42
	Sugar	4.34
	Zinc	4.07
	Aluminium	3.71
	Copper	3.25
	Silver	1.43

	Total	100.00%

RBC Enhanced Commodity PS01 Index
	Long Futures Contracts
	Heating Oil	16.30%
	Brent Crude Oil	12.57
	RBOB Gasoline	12.50
	WTI Crude Oil	11.40
	Natural Gas	6.66
	Gold	6.35
	Corn	6.17
	Wheat	5.84
	Soybean	5.42
	Sugar	4.34
	Zinc	4.07
	Aluminium	3.71
	Copper	3.24
	Silver	1.43

	Total	100.00%

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

10

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)–(continued)

April 30, 2022

(Unaudited)

Portfolio Composition
Risk Allocation* (% of the Fund’s Net Assets)
as of April 30, 2022
Asset Class	Risk Contribution by Sector
Commodities
	Energy	59.46%
	Agriculture	21.69
	Base Metals	11.05
	Precious Metals	7.80

*	Based on notional value of futures contracts.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements

11

Consolidated Statements of Assets and Liabilities

April 30, 2022

(Unaudited)

	Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF (EVMT)	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)
Assets:
Unaffiliated investments in securities, at value	$4,973,863	$2,002,836,143
Affiliated investments in securities, at value	21,763,414	6,306,616,602
Other investments:
Unrealized appreciation on LME futures contracts.	-	65,310,974
Unrealized appreciation on swap agreements – OTC	-	241,045,076
Cash	-	127,668,217
Deposits with brokers:
Cash collateral-OTC derivatives	-	161,050,000
Receivable for:
Dividends	488	1,478,973
Variation margin on non-LME futures contracts.	370,411	-
LME futures contracts	-	29,672,967
Fund shares sold	-	16,869,766
Other assets	-	101,657

Total assets	27,108,176	8,952,650,375

Liabilities:
Other investments:
Unrealized depreciation on LME futures contracts	493,875	51,213,109
Payable for:
Variation margin on non-LME futures contracts	-	28,776,115
LME futures contracts	-	766,539
Accrued unitary management fees	1,442	3,846,227

Total liabilities	495,317	84,601,990

Net Assets	$26,612,859	$8,868,048,385

Net assets consist of:
Shares of beneficial interest	$27,000,030	$7,268,864,703
Distributable earnings (loss)	(387,171)	1,599,183,682

Net Assets	$26,612,859	$8,868,048,385

Shares outstanding (unlimited amount authorized, $0.01 par value)	900,001	473,104,000
Net asset value	$29.57	$18.74

Market price	$29.63	$18.64

Unaffiliated investments in securities, at cost	$4,973,982	$2,003,659,434

Affiliated investments in securities, at cost	$21,763,414	$6,306,616,602

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

12

Consolidated Statements of Operations

For the six months ended April 30, 2022

(Unaudited)

	Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF (EVMT)(a)	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)
Investment income:
Unaffiliated interest income	$604	$1,998,277
Affiliated dividend income	488	2,530,513

Total investment income	1,092	4,528,790

Expenses:
Unitary management fees	1,743	18,960,141

Less: Waivers	(300)	(806,520)

Net expenses	1,443	18,153,621

Net investment income (loss)	(351)	(13,624,831)

Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	-	818
Futures contracts	1,621	310,241,277
Swap agreements	-	1,142,908,421

Net realized gain	1,621	1,453,150,516

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(119)	(751,625)
Futures contracts	(388,322)	25,995,619
Swap agreements	-	132,308,339

Change in net unrealized appreciation (depreciation)	(388,441)	157,552,333

Net realized and unrealized gain (loss)	(386,820)	1,610,702,849

Net increase (decrease) in net assets resulting from operations	$(387,171)	$1,597,078,018

(a)	For the period April 25, 2022 (commencement of investment operations) through April 30, 2022.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

13

Consolidated Statements of Changes in Net Assets

For the six months ended April 30, 2022 and the year ended October 31, 2021

(Unaudited)

	Invesco Electric
	Vehicle Metals	Invesco Optimum Yield
	Commodity Strategy	Diversified Commodity Strategy
	No K-1 ETF (EVMT)	No K-1 ETF (PDBC)
	Period Ended	Six Months Ended	Year Ended
	April 30,	April 30,	October 31,
	2022(a)	2022	2021
Operations:
Net investment income (loss)	$(351)	$(13,624,831)	$(25,060,433)
Net realized gain	1,621	1,453,150,516	1,905,610,644
Change in net unrealized appreciation (depreciation)	(388,441)	157,552,333	204,076,433

Net increase (decrease) in net assets resulting from operations	(387,171)	1,597,078,018	2,084,626,644

Distributions to Shareholders from:
Distributable earnings	-	(2,084,525,509)	(225,797)

Shareholder Transactions:
Proceeds from shares sold	27,000,030	3,446,155,767	3,730,746,971
Value of shares repurchased	-	(976,398,273)	(1,369,179,606)

Net increase in net assets resulting from share transactions	27,000,030	2,469,757,494	2,361,567,365

Net increase in net assets	26,612,859	1,982,310,003	4,445,968,212

Net assets:
Beginning of period	-	6,885,738,382	2,439,770,170

End of period	$26,612,859	$8,868,048,385	$6,885,738,382

Changes in Shares Outstanding:
Shares sold	900,001	214,500,000	202,100,000
Shares repurchased	-	(52,800,000)	(74,900,000)
Shares outstanding, beginning of period	-	311,404,000	184,204,000

Shares outstanding, end of period	900,001	473,104,000	311,404,000

(a)	For the period April 25, 2022 (commencement of investment operations) through April 30, 2022.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

14

Consolidated Financial Highlights

Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF (EVMT)

	For the Period April 25, 2022(a) Through April 30, 2022 (Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$30.00

Net investment income(b)	(0.00	)(c)
Net realized and unrealized gain (loss) on investments	(0.43)

Total from investment operations	(0.43)

Net asset value at end of period	$29.57

Market price at end of period(d)	$29.63

Net Asset Value Total Return(e)	(1.43	)%(f)
Market Price Total Return(e)	(1.23	)%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$26,613
Ratio to average net assets of:
Expenses, after Waivers(g)	0.49	%(h)
Expenses, prior to Waivers(g)	0.59	%(h)
Net investment income (loss)	(0.12	)%(h)

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $(0.005).
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

The net asset value total return from Fund Inception (April 27, 2022, the first day of trading on the exchange) to April 30, 2022 was (1.37)%. The market price total return from Fund Inception to April 30, 2022 was (2.79)%.

(g)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(h)	Annualized.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

15

Consolidated Financial Highlights–(continued)

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)

	Six Months Ended April 30, 2022		Years Ended October 31,
	(Unaudited)		2021		2020	2019		2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$22.11		$13.24		$15.90	$17.78		$17.44	$17.40
Net investment income (loss)(a)	(0.04)		(0.10)		0.02	0.27		0.22	0.02
Net realized and unrealized gain (loss) on investments	2.06		8.97		(2.45)	(2.00)		0.79	1.14

Total from investment operations	2.02		8.87		(2.43)	(1.73)		1.01	1.16
Distributions to shareholders from:
Net investment income	(5.39)		(0.00	)(b)	(0.23)	(0.15)		(0.67)	(1.12)
Net asset value at end of period	$18.74		$22.11		$13.24	$15.90		$17.78	$17.44
Market price at end of period(c)	$18.64		$22.12		$13.22	$15.89		$17.76	$17.47
Net Asset Value Total Return(d)	30.53%		67.01%		(15.55)%	(9.66)%		6.04%	6.84%
Market Price Total Return(d)	29.75%		67.34%		(15.63)%	(9.63)%		5.73%	6.95%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$8,868,048		$6,885,738		$2,439,770	$1,655,119		$2,503,340	$610,607
Ratio to average net assets of:
Expenses, after Waivers(e)	0.56	%(f)	0.57%		0.50%	0.57	%(g)	0.57%	0.57%
Expenses, prior to Waivers(e)	0.59	%(f)	0.59%		0.59%	0.60	%(g)	0.59%	0.59%
Net investment income (loss)	(0.42	)%(f)	(0.53)%		0.15%	1.65	%(g)	1.20%	0.11%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $(0.005).
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

16

Notes to Consolidated Financial Statements

Invesco Actively Managed Exchange-Traded Commodity Fund Trust

April 30, 2022

(Unaudited)

NOTE 1–Organization

Invesco Actively Managed Exchange-Traded Commodity Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following Funds and their respective wholly-owned subsidiaries (each, a “Subsidiary”) organized under the laws of the Cayman Islands:

Full Name	Short Name	Subsidiary
Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF (EVMT)	“Electric Vehicle Metals Commodity Strategy No K-1 ETF”	Invesco Electric Vehicle Metals Commodity Strategy No K-1 Cayman Ltd.
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)	“Optimum Yield Diversified Commodity Strategy No K-1 ETF”	Invesco Optimum Yield Diversified Commodity Strategy No K-1 Cayman Ltd.

The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

Each Fund’s investment objective is to seek long-term capital appreciation. Optimum Yield Diversified Commodity Strategy No K-1 ETF seeks to achieve its investment objective by investing in financial instruments that provide economic exposure to the commodities markets through investment in its Subsidiary. Electric Vehicle Metals Commodity Strategy No K-1 ETF seeks to achieve its investment objective by investing in financial instruments that provide economic exposure to the metals markets through investment in its Subsidiary. Each Fund may invest up to 25% of its total assets in its Subsidiary.

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their consolidated financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter (“OTC”) market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact

17

in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Total return swap agreements are valued on a daily basis in accordance with the agreements, using observable inputs, such as valuation indications provided by index providers, whenever available. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

C.

Country Determination - For the purposes of presentation in the Consolidated Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the

18

country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders annually and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in each Fund’s consolidated financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Each Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, each Fund is required to increase its taxable income by its share of its Subsidiary’s income. Net investment losses of each Subsidiary cannot be deducted by each Fund in the current period nor carried forward to offset taxable income in future periods.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying consolidated financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. All inter-company accounts and transactions have been eliminated in consolidation. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Also, under each Subsidiary’s organizational documents, the directors and officers of the Subsidiary are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Futures Contracts - The Subsidiaries invest in commodity-linked futures contracts that generally are representative of the components of each Fund’s respective benchmark index. A futures contract is an agreement between two parties

19

(“Counterparties”) to purchase or sell a specified underlying commodity or financial instrument for a specified price at a future date. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant broker. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made on commodity futures contracts that do not trade on the London Metals Exchange (the “LME”), depending upon whether unrealized gains or losses are incurred. These amounts are reflected as a receivable or payable on the Consolidated Statements of Assets and Liabilities. For LME contracts, subsequent or variation margin payments are not made and the value of the contracts is presented as net unrealized appreciation (depreciation) on the Consolidated Statements of Assets and Liabilities. When the contracts are closed or expire, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and each Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statements of Operations.

For settlement of LME commodity futures contracts, cash is not transferred until the settled futures contracts expire. Net realized gains or losses on LME contracts which have been closed out but for which the contract has not yet expired are reflected as a receivable or payable on the Consolidated Statements of Assets and Liabilities.

The primary risks associated with futures contracts are market risk, leverage risk and the absence of a liquid secondary market. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, each Fund would continue to be subject to market risk with respect to the value of the contracts and may be required to continue to maintain the margin deposits on the futures contracts until the position expired or matured. As futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling”. If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will depend on the difference in price of the near and distant contracts. In addition, each Fund may not “roll” futures contracts on a predefined schedule as they approach expiration; instead the Adviser may determine to roll to another futures contract (chosen from a list of tradable futures with expirations beyond those contained in the Benchmark Index) in an attempt to generate maximum yield. There can be no guarantee that such a strategy will produce the desired results.

J.

Swap Agreements - The Funds may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain, among other conditions, events of default and termination events, and various covenants and representations such as provisions that require each Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of each Fund’s NAV over specific periods of time. If each Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds accrue for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statements of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statements of Operations. The Funds segregate cash or liquid securities having a value at least equal to the amount of the potential obligation of the Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statements of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statements of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate, the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty.

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K. Other Risks

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase this risk.

Cash Transaction Risk. Most exchange-traded funds (“ETFs”) generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, each Fund currently intends to effect creations and redemptions principally for cash, rather than principally in-kind, because of the nature of the Fund’s investments. As such, each Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, a Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind. This may decrease the tax efficiency of each Fund compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of return between each Fund and conventional ETFs.

Commodity-Linked Derivative Risk. Investments linked to the prices of commodities may be considered speculative. Each Fund’s significant investment exposure to commodities may subject the Fund to greater volatility than investments in traditional securities. Therefore, the value of such instruments may be volatile and fluctuate widely based on a variety of macroeconomic factors or commodity-specific factors. At times, price fluctuations may be quick and significant and may not correlate to price movements in other asset classes, such as stocks, bonds and cash.

Commodity Pool Risk. Each Subsidiary’s investments in futures contracts has caused it and the Fund to be deemed commodity pools, thereby subjecting each of the Subsidiaries and the Funds to regulation under the Commodity Exchange Act and Commodity Futures Trading Commission (“CFTC”) rules. The Adviser is registered as a commodity pool operator (“CPO”) and as a commodity trading advisor (“CTA”), and will manage both the Funds and the Subsidiaries in accordance with CFTC rules, as well as the rules that apply to registered investment companies. Registration as a CPO or CTA subjects the Adviser to additional laws, regulations and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Funds or the Subsidiaries. Registration as a commodity pool may have negative effects on the ability of the Funds or the Subsidiaries to engage in its planned investment program. Additionally, the Subsidiaries’ positions in futures contracts may have to be liquidated at disadvantageous times or prices to prevent the Funds from exceeding any applicable position limits established by the CFTC. Such actions may subject the Funds to substantial losses.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying commodity or commodity index; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash or must sell securities to meet those margin requirements; (vi) the possibility that a failure to close a position may result in the Fund receiving an illiquid commodity; and (vii) unfavorable execution prices from rapid selling.

Leverage Risk. The Subsidiaries may invest in portfolio investments that can give rise to a form of economic leverage. Because derivatives may have a component of economic leverage, adverse changes in the value or level of the underlying asset can result in the magnification of gains or losses on the investment held by a Fund, and may potentially result in a loss greater than the amount invested in the derivative itself. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet any required asset segregation requirements when it may not be advantageous for a Fund to do so.

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If a Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Management Risk. The Funds are subject to management risk because they are actively managed portfolios. In managing a Fund’s portfolio securities, the Adviser applies investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these will produce the desired results.

Market Risk. The Funds’ holdings are subject to market fluctuations. You should anticipate that the value of the Shares will decline more or less, in correlation with any decline in value of the holdings in a Fund’s portfolio. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Pooled Investment Vehicle Risk. The Funds face the risk that a pooled investment vehicle will not achieve its investment objective. The Funds also are subject to the risks of the underlying commodities in which the pooled vehicles invest. As a

21

shareholder in such a vehicle, the Funds will incur duplicative expenses, bearing its share of that vehicle’s expenses while also paying its own advisory and administrative fees. In addition, the Funds will incur brokerage costs when purchasing and selling shares of pooled investment vehicles.

Subsidiary Investment Risk. By investing in its Subsidiary, each Fund is indirectly exposed to the risks associated with its respective Subsidiary’s investments. Each Subsidiary is not registered under the 1940 Act; therefore each Fund will not receive all of the protections offered to investors in registered investment companies. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of a Fund and/or its Subsidiary to operate as intended, which may negatively affect the Fund and its shareholders.

Tax Risk. To qualify as a regulated investment company (“RIC”), the Funds must meet certain requirements concerning the source of its income. Each Fund’s investment in its respective Subsidiary is intended to provide exposure to commodities in a manner consistent with the “qualifying income” requirement applicable to RICs. The Internal Revenue Service (“IRS”) has ceased issuing private revenue rulings regarding whether the use of subsidiaries by investment companies to invest in commodity-linked instruments constitutes qualifying income. If the IRS determines that this source of income is not “qualifying income,” the Funds may cease to qualify as a RIC. Failure to qualify as a RIC could subject the Funds to adverse tax consequences, including a federal income tax on their net income at regular corporate rates, as well as a tax to shareholders on such income when distributed as an ordinary dividend.

Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by a Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a security is sold at a discount to its established value.

COVID-19 Risk. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees
(as a % of average daily net assets)
Electric Vehicle Metals Commodity Strategy No K-1 ETF	0.59%
Optimum Yield Diversified Commodity Strategy No K-1 ETF	0.59%

Further, through at least August 31, 2024, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. These waivers do not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended April 30, 2022, the Adviser waived fees for each Fund in the following amounts:

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Electric Vehicle Metals Commodity Strategy No K-1 ETF*	$300
Optimum Yield Diversified Commodity Strategy No K-1 ETF	806,520

*	For the period April 25, 2022 (commencement of investment operations) through April 30, 2022.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Electric Vehicle Metals Commodity Strategy No K-1 ETF
Investments in Securities
U.S. Treasury Securities	$-	$4,973,863	$-	$4,973,863
Money Market Funds	21,763,414	-	-	21,763,414

Total Investments in Securities	21,763,414	4,973,863	-	26,737,277

Other Investments - Assets*
Futures Contracts	105,553	-	-	105,553

Other Investments - Liabilities*
Futures Contracts	(493,875)	-	-	(493,875)

Total Other Investments	(388,322)	-	-	(388,322)

Total Investments	$21,375,092	$4,973,863	$-	$26,348,955

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	Level 1	Level 2	Level 3	Total
Optimum Yield Diversified Commodity Strategy No K-1 ETF
Investments in Securities
U.S. Treasury Securities	$-	$2,002,836,143	$-	$2,002,836,143
Money Market Funds	6,306,616,602	-	-	6,306,616,602

Total Investments in Securities	6,306,616,602	2,002,836,143	-	8,309,452,745

Other Investments - Assets*
Futures Contracts	151,231,044	-	-	151,231,044
Swap Agreements	-	241,045,076	-	241,045,076

	151,231,044	241,045,076	-	392,276,120

Other Investments - Liabilities*
Futures Contracts	(60,041,787)	-	-	(60,041,787)

Total Other Investments	91,189,257	241,045,076	-	332,234,333

Total Investments	$6,397,805,859	$2,243,881,219	$-	$8,641,687,078

*	Unrealized appreciation (depreciation).

NOTE 5–Derivative Investments

The Funds may enter into an ISDA Master Agreement under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Funds do not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statements of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2022:

	Value
	Electric Vehicle Metals Commodity Strategy No K-1 ETF	Optimum Yield Diversified Commodity Strategy No K-1 ETF

	Commodity Risk	Commodity Risk
Derivative Assets
Unrealized appreciation on futures contracts-Exchange-Traded	$105,553	$151,231,044
Unrealized appreciation on swap agreements-OTC	-	241,045,076

Total Derivative Assets	105,553	392,276,120

Derivatives not subject to master netting agreements	(105,553)	(151,231,044)

Total Derivative Assets subject to master netting agreements	$-	$241,045,076

	Value
	Electric Vehicle Metals Commodity Strategy No K-1 ETF	Optimum Yield Diversified Commodity Strategy No K-1 ETF
	Commodity	Commodity
Derivative Liabilities	Risk	Risk
Unrealized depreciation on futures contracts-Exchange-Traded	$(493,875)	$(60,041,787)
Derivatives not subject to master netting agreements	493,875	60,041,787

Total Derivative Liabilities subject to master netting agreements	$-	$-

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Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2022:

Optimum Yield Diversified Commodity Strategy No K-1 ETF

	Financial Derivative	Financial Derivative		Collateral
	Assets	Liabilities		(Received)/Pledged
			Net Value of
Counterparty	Swap Agreements	Swap Agreements	Derivatives	Non-Cash	Cash	Net Amount
Citibank, N.A.	$30,126,452	$–	$30,126,452	$-	$-	$30,126,452
Goldman Sachs International	41,241,919	–	41,241,919	-	(41,241,919)	-
Macquarie Bank Ltd.	45,218,096	–	45,218,096	-	-	45,218,096
Merrill Lynch International	34,080,010	–	34,080,010	-	-	34,080,010
Morgan Stanley Capital Services LLC	41,415,887	–	41,415,887	-	-	41,415,887
Royal Bank of Canada	48,962,712	–	48,962,712	-	-	48,962,712

Total	$241,045,076	$–	$241,045,076	$-	$(41,241,919)	$199,803,157

Effect of Derivative Investments for the Six-Month Period Ended April 30, 2022

The table below summarizes each Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statements of Operations
	Electric Vehicle Metals Commodity Strategy No K-1 ETF*	Optimum Yield Diversified Commodity Strategy No K-1 ETF
	Commodity Risk
Realized Gain:
Futures contracts	$1,621	$310,241,277
Swap agreements	-	1,142,908,421
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(388,322)	25,995,619
Swap agreements	-	132,308,339

Total	$(386,701)	$1,611,453,656

*	For the period April 25, 2022 (commencement of investment operations) through April 30, 2022.

The table below summarizes the average notional value of derivatives held during the period.

	Average Notional Value
	Electric Vehicle Metals Commodity Strategy No K-1 ETF	Optimum Yield Diversified Commodity Strategy No K-1 ETF
Futures contracts	$26,830,930	$1,608,711,733
Swap agreements	-	4,942,857,143

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

25

The Fund then in existence did not have capital loss carryforwards as of October 31, 2021.

NOTE 7–Investment Transactions

For the six months ended April 30, 2022, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Electric Vehicle Metals Commodity Strategy No K-1 ETF*	$-	$-
Optimum Yield Diversified Commodity Strategy No K-1 ETF	-	-

*	For the period April 25, 2022 (commencement of investment operations) through April 30, 2022.

As of April 30, 2022, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Electric Vehicle Metals Commodity Strategy No K-1 ETF*	$105,553	$(493,994)	$(388,441)	$26,737,396
Optimum Yield Diversified Commodity Strategy No K-1 ETF	392,302,605	(232,019,715)	160,282,890	8,481,404,188

*	In the Fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year-end reporting period.

NOTE 8–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation for the Funds. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 9–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Unlike most ETFs, the Funds currently effect creations and redemptions principally in exchange for the deposit or delivery of cash, rather than principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”) because of the nature of the Funds’ investments. If an in-kind transaction is permitted, there will be a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, cash in an amount equivalent to the value of certain securities may be substituted for any otherwise permitted in-kind transaction, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital. Transactions in each Fund’s Shares are disclosed in detail in the Consolidated Statements of Changes in Net Assets.

26

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Actively Managed Exchange-Traded Commodity Fund Trust, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.

In addition to the fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the investment companies in which the Funds invests. The amount of fees and expenses incurred indirectly by the Funds will vary because the investment companies have varied expenses and fee levels and the Funds may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Funds. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Funds invest in. The effect of the estimated investment companies’ expenses that the Funds bear indirectly is included in the Funds’ total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

				Annualized
	Beginning Account Value	Ending Account Value		Expense Ratio Based on the	Expenses Paid During the
	November 1, 2021	April 30, 2022		Six-Month Period	Six-Month Period(1)
Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF (EVMT)
Actual	$1,000.00	$985.70	(2)	0.49%	$0.08	(3)
Hypothetical (5% return before expenses)	1,000.00	1,022.36	(2)	0.49	2.46	(3)

27

Calculating your ongoing Fund expenses–(continued)

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	November 1, 2021	April 30, 2022	Six-Month Period	Six-Month Period(1)
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)
Actual	$1,000.00	$1,305.30	0.56%	$3.20
Hypothetical (5% return before expenses)	1,000.00	1,022.02	0.56	2.81

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2022. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

(2)

The actual ending account value is based on the actual total return of the Fund for the period April 25, 2022 (commencement of investment operations) through April 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

(3)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period April 25, 2022 (commencement of investment operations) to April 30, 2022. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 6/365. Hypothetical expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

28

Approval of Investment Advisory Contracts

At a meeting held on March 15, 2022, the Board of Trustees of the Invesco Actively Managed Exchange-Traded Commodity Fund Trust (the “Trust”), including the Independent Trustees, approved the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF (the “Fund”).

The Trustees reviewed information provided by the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) the proposed unitary advisory fee for the Fund and comparisons to amounts paid by other comparable registered investment companies, (iii) the extent to which economies of scale may be realized as the Fund grows and whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (iv) any benefits to be realized by the Adviser or its affiliates from the Adviser’s relationship with the Fund.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions to be performed by the Adviser for the Fund, including the identity of the persons who will be responsible for day-to-day management of the Fund, and they considered the quality of services provided by the Adviser to other exchange-traded funds (“ETFs”). The Trustees noted information that the Board received and considered regarding the Fund’s investment objective, strategies and process. The Trustees noted that the Fund’s portfolio managers also manage other ETFs on behalf of the Adviser that are overseen by the Board and that the Board is familiar with the background and experience of the Fund’s portfolio managers. The Trustees also noted other information the Board received and considered at the meeting describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. The Trustees reviewed information related to the Adviser’s portfolio transaction policies and procedures.

The Trustees considered the services to be provided by the Adviser in its oversight of the Fund’s administrator, custodian and transfer agent. The Trustees noted the significant amount of time, effort and resources that had been devoted to this oversight function for the other ETFs and that was expected to be provided for the Fund. The Trustees also noted that, unlike most of the other ETFs for which the Adviser serves as investment adviser, the Fund is not designed to track the performance of an index, and investment decisions are the primary responsibility of the Adviser.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser to the Fund under the Investment Advisory Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on the Fund’s proposed unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the median net expense ratios of comparable passive ETFs and Adviser-identified select peer funds. The Trustees noted that the Lipper fee data indicated that the Fund did not have open-end (non-ETF) index peer funds or open-end (non-ETF) actively managed peer funds. The Trustees noted that the proposed annual advisory fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other operating expenses of the Fund except for brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses. The Trustees noted that the Fund’s proposed unitary advisory fee was lower than the median net expense ratio of its Lipper ETF peer group that consisted of two funds and lower than the median net expense ratio of its select peer group that consisted of three funds.

Based on all of the information provided, the Board concluded that the Fund’s proposed unitary advisory fee was reasonable and appropriate in light of the administrative, operational and management oversight services to be provided by the Adviser and the related costs in providing such services.

In conjunction with their review of the unitary advisory fee, the Trustees considered that the Adviser did not provide a profitability analysis for the Adviser in managing the Fund because the Fund had not yet commenced operations. However, the Trustees noted other information the Board received and considered at the meeting regarding the Adviser’s overall profitability from its relationship with other ETFs for which it serves as investment adviser.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for

29

Approval of Investment Advisory Contracts–(continued)

the Fund. The Trustees considered whether the proposed unitary advisory fee rate for the Fund is reasonable in relation to the proposed services and product strategy of the Fund, and they concluded that the unitary advisory fee was reasonable and appropriate.

Fall-Out Benefits. The Trustees considered that the Adviser identified no additional benefits that it would derive from its relationship with the Fund, and noted that the Adviser does not have any soft-dollar arrangements. The Trustees also considered benefits to be received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Fund, including brokerage fees and advisory fees for affiliated money market cash management vehicles. The Board concluded that the Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits to be received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for the Fund. No single factor was determinative in the Board’s analysis.

30

Approval of Investment Advisory Contracts

At a meeting held on April 6, 2022, the Board of Trustees of the Invesco Actively Managed Exchange-Traded Commodity Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (the “Fund”).

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Fund and the Adviser, (iii) the fees paid by the Fund and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Fund.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Fund, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Fund. The Trustees reviewed matters related to the Adviser’s execution of portfolio transactions on behalf of the Fund. The Trustees also reviewed information on the performance of the Fund, each of its benchmark indexes (DBIQ Optimum Yield Diversified Commodity Index Excess Return (the “Excess Return Index”) and DBIQ Optimum Yield Diversified Commodity Index Total Return (the “Total Return Index”)) and the Fund’s Lipper Inc. (“Lipper”) peer group rankings (the 1st quartile being the best performers and the 4th quartile being the worst performers) for the one-year, three-year, five-year and since-inception (November 7, 2014) periods ended December 31, 2021. The Trustees noted that, unlike most of the other exchange-traded funds (“ETFs”) for which the Adviser serves as investment adviser, the Fund is not designed to track the performance of an index, and investment decisions are the primary responsibility of the Adviser. Based on the information provided, the Board noted that the Fund outperformed the Excess Return Index for the three-year and five-year periods and underperformed it for the one-year and since-inception periods, and that the Fund underperformed the Total Return Index for each period. The Board also noted that the Fund ranked in the 1st quartile, 2nd quartile, 2nd quartile and 3rd quartile of its Lipper peer group for the one-year, three-year, five-year and since-inception periods, respectively. In considering the performance of the Fund, the Board noted that the Fund invests in a wholly-owned subsidiary that is also managed by the Adviser and operates under Cayman Islands law.

The Trustees considered the services provided by the Adviser in its oversight of the Fund’s administrator, custodian and transfer agent. The Trustees noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Fund under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on the Fund’s net expense ratio and unitary advisory fee. The Trustees noted that the annual unitary advisory fee charged to the Fund is 0.59%, and the Adviser pays all other operating expenses of the Fund, except that the Fund pays its brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses.

The Trustees compared the Fund’s net expense ratio to information compiled by the Adviser from Lipper databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds. The Trustees noted that the Fund’s net expense ratio was lower than the median net expense ratios of its ETF peer funds, open-end (non-ETF) index peer funds and open-end (non-ETF) actively-managed peer funds.

The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including a product that has an investment strategy comparable to the Fund. The Trustees considered the Adviser’s explanation of the differences between the services provided to the Fund and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Fund requires substantially more labor and expense.

31

Approval of Investment Advisory Contracts–(continued)

Based on all of the information provided, the Board concluded that the unitary advisory fee charged to the Fund was reasonable and appropriate in light of the services provided, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.

In conjunction with their review of the unitary advisory fee, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Fund. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to the Fund. The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed the Fund’s asset size and unitary advisory fee. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Fund. The Trustees considered whether the unitary advisory fee rate for the Fund was reasonable in relation to the asset size of the Fund and concluded that the unitary advisory fee was reasonable and appropriate.

Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Fund, and noted that the Adviser does not have any soft-dollar arrangements. The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Fund, including brokerage fees and advisory fees for money market cash management vehicles. The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as the Fund’s distributor and is paid a distribution fee by the Adviser. The Board concluded that the Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for the Fund. No single factor was determinative in the Board’s analysis.

32

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2022 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-PS-SAR-13	invesco.com/ETFs

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Actively Managed Exchange-Traded Commodity Fund Trust

By: /s/ Anna Paglia

Name:	Anna Paglia
Title:	President

Date: July 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Anna Paglia

Name:	Anna Paglia
Title:	President

Date: July 6, 2022

By: /s/ Kelli Gallegos

Name:	Kelli Gallegos
Title:	Treasurer

Date: July 6, 2022